CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION Parenthetical [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	350,000,000	350,000,000
Common stock, shares issued (in shares)	196,455,131	193,688,890
Treasury stock at cost (in shares)	59,539,633	52,345,308